Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (27,442)	$ (52,488)	$ (104,492)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	12,590	13,634	69,401
Total realized and unrealized losses on derivative instruments	(14,852)	(38,854)	(35,091)
Interest Rate Swap Agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(13,898)	(53,921)	(87,320)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	33,700	17,005	62,446
Interest rate swap agreement terminations
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(13,681)	(610)	(8,140)
Foreign currency forward contracts
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	667	(11,186)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	3,925	15,833
Stock Purchase Warrants
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(21,053)	(6,421)	(9,753)
Time-charter Swap Agreement
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	1,106	2,154
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	(875)	875
Forward freight agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	137	270	0
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (57)	$ 0	$ 0